Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue	$ 277,677	$ 305,681
Third parties
Revenue
Revenue	276,950	303,443
Related parties
Revenue
Revenue	727	2,238
Invoiced Goods-Marketed Products
Revenue
Revenue	47,744	64,667
Invoiced Goods-Distribution
Revenue
Revenue	134,230	137,044
Services-Commercialization of Marketed Products
Revenue
Revenue	19,985	28,222
Services-Commercialization of Marketed Products | Third parties
Revenue
Revenue	19,985	28,222
Services-Research and development
Revenue
Revenue		236
Services-Research and development | Related parties
Revenue
Revenue		236
License & Collaborations-Services
Revenue
Revenue	14,201	35,740
License & Collaborations-Services | Third parties
Revenue
Revenue	14,201	35,740
License & Collaborations-Royalties
Revenue
Revenue	31,310	34,907
License & Collaborations-Royalties | Third parties
Revenue
Revenue	31,310	34,907
License & Collaborations-Licensing
Revenue
Revenue	12,090
License & Collaborations-Licensing | Third parties
Revenue
Revenue	12,090
License & Collaborations-Manufacturing supply
Revenue
Revenue	18,117	4,865
Oncology/Immunology segment
Revenue
Revenue	143,447	168,637
Oncology/Immunology segment | Third parties
Revenue
Revenue	143,447	168,401
Oncology/Immunology segment | Related parties
Revenue
Revenue		236
Oncology/Immunology segment | Invoiced Goods-Marketed Products
Revenue
Revenue	47,744	64,667
Oncology/Immunology segment | Services-Commercialization of Marketed Products
Revenue
Revenue	19,985	28,222
Oncology/Immunology segment | Services-Research and development
Revenue
Revenue		236
Oncology/Immunology segment | License & Collaborations-Services
Revenue
Revenue	14,201	35,740
Oncology/Immunology segment | License & Collaborations-Royalties
Revenue
Revenue	31,310	34,907
Oncology/Immunology segment | License & Collaborations-Licensing
Revenue
Revenue	12,090
Oncology/Immunology segment | License & Collaborations-Manufacturing supply
Revenue
Revenue	18,117	4,865
Other Ventures segment
Revenue
Revenue	134,230	137,044
Other Ventures segment | Third parties
Revenue
Revenue	133,503	135,042
Other Ventures segment | Related parties
Revenue
Revenue	727	2,002
Other Ventures segment | Invoiced Goods-Distribution
Revenue
Revenue	$ 134,230	$ 137,044